Investment Objectives and Goals	Sep. 24, 2025
Brookstone Dividend Stock ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary - Brookstone Dividend Stock ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Brookstone Dividend Stock ETF (the “Fund”) seeks to provide income and capital appreciation.
Brookstone Growth Stock ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary - Brookstone Growth Stock ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Brookstone Growth Stock ETF (the “Fund”) seeks to provide capital appreciation.
Brookstone Value Stock ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary - Brookstone Value Stock ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Brookstone Value Stock ETF (the “Fund”) seeks to provide capital appreciation.
Brookstone Intermediate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Brookstone Intermediate Bond ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Brookstone Intermediate Bond ETF (the “Fund”) seeks to provide current income.
Brookstone Ultra-Short Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary - Brookstone Ultra-Short Bond ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Brookstone Ultra-Short Bond ETF (the “Fund”) seeks to provide current income.
Brookstone Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary - Brookstone Active ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Brookstone Active ETF (the “Fund”) seeks to provide total return.
Brookstone Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary - Brookstone Opportunities ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Brookstone Opportunities ETF (the “Fund”) seeks to provide total return.
Brookstone Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Brookstone Yield ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Brookstone Yield ETF (the “Fund”) seeks to provide current income.